Investment Strategy	Mar. 06, 2026
BNY Mellon Fixed Income Completion Funds (FICS) - CP
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following information supplements and supersedes any contrary information in the sections "BNY Mellon Fixed Income Completion Funds (FICS) — CP – Principal Investment Strategy" in the summary prospectus and "Fund Summary – BNY Mellon Fixed Income Completion Funds (FICS) — CP – Principal Investment Strategy" in the prospectus:

The fund may invest in the securities of U.S. and foreign issuers, including up to 40% of its net assets in securities of issuers in emerging market countries, and securities denominated in a currency other than the U.S. dollar.